General and Administrative Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses [Abstract]
IT costs		€ 3,798	€ 3,872	€ 3,664
Occupancy, furniture and equipment expenses		1,849	1,972	1,944
Professional service fees		1,769	2,305	2,283
Communication and data services		686	761	807
Travel and representation expenses		405	450	505
Banking and transaction charges		744	664	598
Marketing expenses		309	285	294
Consolidated investments		0	334	406
Other expenses	[1]	2,414	4,812	8,129
Total general and administrative expenses		€ 11,973	€ 15,454	€ 18,632

[1]	Includes litigation related expenses of 213million in 2017, 2.4billion in 2016 and 5.2billion in 2015. See Note 29 Provisions, for more detail on litigation.